CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,353,386,326	1,356,077,000
Special voting shares, shares outstanding (in shares)	371,077,277	371,218,250
Treasury stock, shares (in shares)	11,013,870	8,323,196